Cover	Dec. 08, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Entity File Number	001-39248
Entity Registrant Name	ONCOLOGY INSTITUTE, INC.
Entity Central Index Key	0001799191
Entity Tax Identification Number	84-3562323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18000 Studebaker Road
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	213
Local Phone Number	760-1328
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TOI
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common stock, each at an exercise price of $11.50 per share
Trading Symbol	TOIIW
Security Exchange Name	NASDAQ